Warrant liabilities - Schedule of warrant liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Warrant liabilities
Issuance of warrant liabilities	$ 12,141
Conversion to ordinary shares	(275)
Changes in fair values	(6,317)
Balance as of June 30, 2024	$ 5,549